Income Taxes - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended				48 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 AUD ($)
Tax Credit Carryforward [Line Items]
Tax loss carry-forwards	$ 77.9				$ 77.9
Recognized tax deduction	131.9	$ 200.4
Contribution to AICF	91.8		$ 109.6	$ 248.5	712.2	$ 1,001.8
Foreign tax credit carry-forwards	113.4		115.0		113.4
Valuation allowance	257.0		$ 258.0		257.0
Income tax paid, net of refunds	183.1
Current taxes receivable, CARES Act	34.2				34.2
Total amount of unrecognized tax benefits	1.1				1.1
Interest and penalties recognized income tax expense	1.1
Foreign Tax Credit Carry-Forwards
Tax Credit Carryforward [Line Items]
Foreign tax credit carry-forwards	$ 110.0				$ 110.0
Percentage of valuation allowance against foreign tax credit carry-forwards (as percent)	100.00%				100.00%
Foreign tax credit carry-forwards, subject to expiration	$ 3.4				$ 3.4
Valuation allowance	$ 2.9				$ 2.9